SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On November 3, 2022, the Company initiated arbitration with the American Arbitration Association against Dr. Gurdev Dave Singh (“Dr. Singh”). The Company’s Demand for Arbitration (“Arbitration Demand”) alleged that Dr. Singh’s behaviors and actions constituted a breach of his employment agreement as well as a breach of a fiduciary duty to which he owed the Company. Additionally, the Arbitration Demand requests that the arbiter declare that Dr. Singh’s sole remedy or relief against the Company is what was agreed upon in his employment agreement. Prior to filing the Arbitration Demand, the Company engaged in voluntary mediation, but the parties were unable to reach a resolution. It is expected that an arbiter will soon be selected after which time the parties will confer on discovery parameters as well as setting an arbitration date.

On December 15, 2022, the Company announced that it had entered into an agreement with Nexus Dental Systems (“Nexus”), a dental practice billing solution company, under which the Company and Nexus will be able to provide both companies’ billing solutions to their respective customers. The Company’s BIS offers fee-based out-of-network insurance claims assistance to dental practice customers, and Nexus provides in-network insurance claims assistance to dental practice customers. The Company anticipates that additional revenue generating opportunities can be created in 2023 and beyond when BIS is offered to Nexus’ dental practice customers.

NOTE 16 - SUBSEQUENT EVENTS

On February 7, 2022 the Company filed a Form S-3 with the Securities and Exchange Commission, or SEC, utilizing a “shelf” registration process. Under this shelf registration process, the Company may offer and sell, either individually or in combination, in one or more offerings, any of the securities described within the Form S-3, for total gross proceeds of up to $75 million.

On February 25, 2022 the Company issued 290,000 stock options to certain employees and officers with an exercise price of $3.27 per share, one-fifth vested on the date of grant, and one-fifth vests annually through February 25, 2027. Additionally, the Company issued warrants to purchase 80,000 shares of the Company’s common stock to certain consultants for sales consulting services with an exercise price of $3.27 per share, vesting monthly over one year term of the agreement.